Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (0.2%)
	Fastenal Co.	1,323,806	53,482
	Ecolab Inc.	85,934	23,646
	Anglogold Ashanti plc (XNYS)	85,793	7,351
*	RBC Bearings Inc.	9,086	4,043
	Carpenter Technology Corp.	12,072	3,845
	Steel Dynamics Inc.	18,691	3,137
			95,504
Consumer Discretionary (16.8%)
*	Amazon.com Inc.	8,329,345	1,942,570
*	Tesla Inc.	3,876,973	1,667,757
*	Netflix Inc.	5,952,870	640,410
	Costco Wholesale Corp.	623,419	569,549
	Home Depot Inc.	1,065,651	380,352
*	Uber Technologies Inc.	2,827,582	247,527
	Booking Holdings Inc.	42,939	211,032
*	Spotify Technology SA	216,098	129,415
	TJX Cos. Inc.	785,330	119,307
*	O'Reilly Automotive Inc.	1,100,106	111,881
	Royal Caribbean Cruises Ltd.	355,798	94,731
	Hilton Worldwide Holdings Inc.	323,844	92,305
*	Roblox Corp. Class A	858,029	81,538
	Marriott International Inc. Class A	245,348	74,780
*	Airbnb Inc. Class A	597,081	69,853
*	Carvana Co.	185,518	69,476
	Walmart Inc.	610,459	67,462
*	Chipotle Mexican Grill Inc.	1,883,821	65,030
*	Coupang Inc.	1,743,880	49,108
*	Copart Inc.	1,156,859	45,094
	Expedia Group Inc.	170,135	43,502
*	Flutter Entertainment plc	203,525	42,498
	Tractor Supply Co.	746,214	40,878
	Las Vegas Sands Corp.	436,854	29,776
*	Live Nation Entertainment Inc.	221,995	29,181
	Tapestry Inc.	266,143	29,084
	Darden Restaurants Inc.	156,025	28,019
	Somnigroup International Inc.	284,228	26,013
*	Trade Desk Inc. Class A	626,500	24,784
	Rollins Inc.	394,221	24,237
*	DraftKings Inc. Class A	674,504	22,367
*	Burlington Stores Inc.	88,196	22,246
*	Take-Two Interactive Software Inc.	86,762	21,350
	Restaurant Brands International Inc.	289,652	20,968
	Yum! Brands Inc.	131,481	20,144
	Starbucks Corp.	211,588	18,431
*	Deckers Outdoor Corp.	207,182	18,238
	McDonald's Corp.	56,828	17,720
*	Viking Holdings Ltd.	244,836	16,350
	Texas Roadhouse Inc.	92,640	16,235
	Ross Stores Inc.	90,256	15,918
*	Lululemon Athletica Inc.	85,270	15,705
*	AutoZone Inc.	3,653	14,445
*	On Holding AG Class A	309,033	13,594
*	Planet Fitness Inc. Class A	117,711	13,180
*	Carnival Corp.	467,942	12,064
*	Chewy Inc. Class A	299,470	10,413
	Wingstop Inc.	39,213	10,381
*	Norwegian Cruise Line Holdings Ltd.	560,737	10,351
*	Duolingo Inc.	53,039	10,152
	Murphy USA Inc.	25,450	9,800

		Shares	Market Value ($000)
*	Dutch Bros Inc. Class A	164,494	9,641
*	Liberty Media Corp.-Liberty Formula One Class C	91,253	8,758
*	Ulta Beauty Inc.	15,814	8,521
	Churchill Downs Inc.	74,633	8,142
	TKO Group Holdings Inc.	41,235	7,995
	Wyndham Hotels & Resorts Inc.	93,805	6,867
*	Cava Group Inc.	140,362	6,862
	Vail Resorts Inc.	41,250	5,784
	Domino's Pizza Inc.	13,610	5,711
*	Valvoline Inc.	158,365	4,958
	Williams-Sonoma Inc.	25,056	4,510
*	Etsy Inc.	78,744	4,270
*	Floor & Decor Holdings Inc. Class A	47,303	3,009
*	Wayfair Inc. Class A	24,179	2,679
*	SiteOne Landscape Supply Inc.	19,676	2,642
	U-Haul Holding Co.	54,403	2,617
*	BJ's Wholesale Club Holdings Inc.	27,271	2,433
	Southwest Airlines Co.	69,833	2,431
	Pool Corp.	9,646	2,350
	Travel & Leisure Co.	28,365	1,945
*	SharkNinja Inc.	19,681	1,920
*	Lyft Inc. Class A	89,591	1,884
*	Grand Canyon Education Inc.	11,151	1,759
	RB Global Inc. (XTSE)	15,803	1,552
	Ralph Lauren Corp.	3,801	1,396
	H&R Block Inc.	31,364	1,321
	Lithia Motors Inc.	3,879	1,237
*	Alaska Air Group Inc.	27,972	1,199
*,1	Avis Budget Group Inc.	8,429	1,145
*	Bright Horizons Family Solutions Inc.	10,530	1,082
	Choice Hotels International Inc.	11,721	1,070
*	Birkenstock Holding plc	23,147	1,003
*	Liberty Media Corp.-Liberty Formula One Class A	10,078	886
	Wendy's Co.	98,026	828
*	American Airlines Group Inc.	57,793	812
*	RH	3,504	552
	Nexstar Media Group Inc.	2,274	437
*	U-Haul Holding Co. (XNYS)	3,877	204
			7,499,613
Consumer Staples (1.5%)
	Coca-Cola Co.	2,668,770	195,141
	McKesson Corp.	162,623	143,290
	Cencora Inc.	257,331	94,937
*	Monster Beverage Corp.	979,636	73,463
	Colgate-Palmolive Co.	535,127	43,019
	PepsiCo Inc.	263,418	39,181
	Sysco Corp.	364,788	27,797
	Kimberly-Clark Corp.	168,369	18,372
*	Sprouts Farmers Market Inc.	137,164	11,496
*	Celsius Holdings Inc.	230,894	9,453
	Hershey Co.	24,933	4,689
	Casey's General Stores Inc.	8,080	4,609
*	Performance Food Group Co.	26,642	2,586
	Coca-Cola Consolidated Inc.	10,162	1,656
*	Freshpet Inc.	18,359	1,049
*	Darling Ingredients Inc.	24,826	909
			671,647
Energy (0.3%)
	Targa Resources Corp.	301,751	52,900
	Cheniere Energy Inc.	139,721	29,126
	Texas Pacific Land Corp.	27,104	23,426
	SLB Ltd.	166,033	6,017
	Phillips 66	41,024	5,619
	Williams Cos. Inc.	90,507	5,515
*	Enphase Energy Inc.	178,512	5,150
	HF Sinclair Corp.	22,612	1,196
			128,949

		Shares	Market Value ($000)
Financials (2.3%)
	Blackstone Inc.	1,027,972	150,516
	Moody's Corp.	218,263	107,119
	Aon plc Class A (XNYS)	272,549	96,461
*	NU Holdings Ltd. Class A	4,696,845	81,678
	Ameriprise Financial Inc.	121,518	55,381
	Apollo Global Management Inc.	403,342	53,181
	Citigroup Inc.	458,083	47,457
	Ares Management Corp. Class A	264,071	41,420
	Bank of America Corp.	752,774	40,386
	LPL Financial Holdings Inc.	112,109	39,915
	Broadridge Financial Solutions Inc.	148,483	33,867
	MSCI Inc.	52,265	29,463
	KKR & Co. Inc.	237,133	29,004
	Equitable Holdings Inc.	422,151	19,710
	Charles Schwab Corp.	209,154	19,395
	Goldman Sachs Group Inc.	23,001	19,000
*	Robinhood Markets Inc. Class A	139,428	17,915
	Marsh & McLennan Cos. Inc.	82,437	15,123
	Blue Owl Capital Inc.	856,553	12,848
	Kinsale Capital Group Inc.	30,962	11,917
	TPG Inc.	174,357	10,301
	Brookfield Asset Management Ltd. Class A	185,491	9,783
	Progressive Corp.	41,392	9,470
	Ryan Specialty Holdings Inc.	147,345	8,556
	Bank of New York Mellon Corp.	71,995	8,071
*	Coinbase Global Inc. Class A	28,831	7,866
*	Markel Group Inc.	3,492	7,265
*	SoFi Technologies Inc.	217,961	6,478
	Arthur J Gallagher & Co.	21,658	5,363
	Houlihan Lokey Inc.	28,946	5,077
	Morningstar Inc.	22,429	4,819
	Hamilton Lane Inc. Class A	36,942	4,578
	Brown & Brown Inc.	41,610	3,347
	Jefferies Financial Group Inc.	52,854	3,042
*,1	Freedom Holding Corp.	20,846	2,750
	Everest Group Ltd.	8,574	2,695
	Western Alliance Bancorp	31,633	2,579
	Interactive Brokers Group Inc. Class A	32,074	2,085
	Ally Financial Inc.	45,630	1,884
	Tradeweb Markets Inc. Class A	13,794	1,502
	Lazard Inc.	25,243	1,275
	SLM Corp.	40,671	1,192
	Popular Inc.	8,652	992
	XP Inc. Class A	50,074	987
	FactSet Research Systems Inc.	3,293	913
*	Circle Internet Group Inc.	10,475	837
	Pinnacle Financial Partners Inc.	7,729	709
	RLI Corp.	5,879	362
*	Credit Acceptance Corp.	629	291
	UWM Holdings Corp.	25,360	148
			1,036,973
Health Care (7.4%)
	Eli Lilly & Co.	1,125,294	1,210,220
	AbbVie Inc.	2,488,348	566,597
*	Intuitive Surgical Inc.	501,254	287,459
	Amgen Inc.	557,245	192,506
*	Vertex Pharmaceuticals Inc.	361,233	156,634
*	IDEXX Laboratories Inc.	113,464	85,425
*	Alnylam Pharmaceuticals Inc.	175,279	79,091
	Zoetis Inc.	499,890	64,076
	Gilead Sciences Inc.	470,832	59,249
*	Insmed Inc.	245,249	50,955
	Stryker Corp.	124,620	46,256
*	Natera Inc.	182,650	43,619
*	Veeva Systems Inc. Class A	164,969	39,640
*	Boston Scientific Corp.	357,604	36,325
	Cardinal Health Inc.	168,702	35,809
*	Dexcom Inc.	549,182	34,857

		Shares	Market Value ($000)
*	Insulet Corp.	98,622	32,268
	Bristol-Myers Squibb Co.	550,642	27,092
	HCA Healthcare Inc.	51,131	25,989
*	Medpace Holdings Inc.	31,292	18,539
*	Neurocrine Biosciences Inc.	116,331	17,701
*	Waters Corp.	43,720	17,637
*	Ionis Pharmaceuticals Inc.	202,775	16,776
*	Penumbra Inc.	52,783	15,474
*	Exelixis Inc.	299,475	13,228
	ResMed Inc.	48,240	12,341
*	Halozyme Therapeutics Inc.	172,250	12,299
*	Corcept Therapeutics Inc.	131,976	10,479
*	Doximity Inc. Class A	187,490	9,644
*	Tempus AI Inc.	115,648	9,012
*	Masimo Corp.	63,011	8,975
	Cigna Group	29,395	8,151
*	DaVita Inc.	53,048	6,349
*	Molina Healthcare Inc.	41,403	6,138
*	Incyte Corp.	57,453	6,002
*	Inspire Medical Systems Inc.	40,368	5,022
*	Ultragenyx Pharmaceutical Inc.	126,480	4,395
*	Apellis Pharmaceuticals Inc.	150,987	3,216
*,1	Summit Therapeutics Inc. (XNMS)	164,091	2,936
*	Sarepta Therapeutics Inc.	108,367	2,313
*	Repligen Corp.	9,435	1,614
*	Exact Sciences Corp.	14,451	1,464
	Chemed Corp.	1,700	747
*	Sotera Health Co.	26,671	466
*	Viking Therapeutics Inc.	12,197	449
*	Caris Life Sciences Inc.	15,597	398
			3,285,832
Industrials (8.1%)
	Visa Inc. Class A	2,317,233	774,975
	Mastercard Inc. Class A	1,142,701	629,091
	General Electric Co.	1,476,916	440,786
	GE Vernova Inc.	383,954	230,284
	Automatic Data Processing Inc.	530,849	135,526
	Trane Technologies plc	313,375	132,081
	Howmet Aerospace Inc.	563,254	115,236
	Sherwin-Williams Co.	296,721	101,980
	American Express Co.	252,644	92,283
	Cintas Corp.	482,606	89,774
	Quanta Services Inc.	160,187	74,468
*	Axon Enterprise Inc.	104,720	56,563
	WW Grainger Inc.	53,362	50,621
*	Fair Isaac Corp.	27,221	49,157
	Comfort Systems USA Inc.	48,804	47,679
	Caterpillar Inc.	80,395	46,288
	Lockheed Martin Corp.	81,904	37,501
	Illinois Tool Works Inc.	134,499	33,528
*	Corpay Inc.	95,738	28,319
*	Boeing Co.	144,055	27,226
	Verisk Analytics Inc.	117,850	26,525
	HEICO Corp. Class A	105,086	25,953
	FTAI Aviation Ltd.	143,143	24,798
*	Rocket Lab Corp.	580,957	24,482
	Lennox International Inc.	44,540	22,220
	3M Co.	120,276	20,693
*	Block Inc. (XNYS)	282,643	18,881
	HEICO Corp.	59,547	18,871
	TransDigm Group Inc.	13,614	18,517
*	Affirm Holdings Inc.	223,864	15,883
	Paychex Inc.	141,961	15,856
	Union Pacific Corp.	66,603	15,441
	Booz Allen Hamilton Holding Corp.	170,852	14,259
	Veralto Corp.	132,721	13,434
	EMCOR Group Inc.	21,352	13,133
*	Fiserv Inc.	209,499	12,878
	AAON Inc.	94,699	8,852

		Shares	Market Value ($000)
*	ExlService Holdings Inc.	222,079	8,823
*	Paylocity Holding Corp.	57,388	8,455
*	Core & Main Inc. Class A	154,960	7,491
*,1	Shift4 Payments Inc. Class A	91,486	6,750
	Equifax Inc.	30,122	6,397
	Rockwell Automation Inc.	12,865	5,093
*	XPO Inc.	32,933	4,678
	BWX Technologies Inc.	22,849	4,087
	Ferguson Enterprises Inc.	15,917	4,006
*	MasTec Inc.	18,192	3,891
*	Loar Holdings Inc.	54,384	3,723
	Armstrong World Industries Inc.	17,562	3,332
*	James Hardie Industries plc	131,047	2,592
*	Karman Holdings Inc.	37,507	2,514
	Tetra Tech Inc.	68,753	2,388
	Carlisle Cos. Inc.	6,874	2,186
	Old Dominion Freight Line Inc.	14,738	1,994
	Allison Transmission Holdings Inc.	19,612	1,739
	Leonardo DRS Inc.	41,888	1,431
	WillScot Holdings Corp.	63,450	1,253
*	TopBuild Corp.	2,717	1,229
	Simpson Manufacturing Co. Inc.	4,576	766
*	Spirit AeroSystems Holdings Inc. Class A	17,683	650
	Eagle Materials Inc.	2,636	590
*	WEX Inc.	3,653	542
*	StandardAero Inc.	17,479	457
			3,591,099
Real Estate (0.4%)
	American Tower Corp.	656,678	119,036
	Simon Property Group Inc.	100,998	18,818
	Lamar Advertising Co. Class A	122,654	16,238
	Public Storage	29,189	8,014
*	CBRE Group Inc. Class A	45,755	7,404
*	Jones Lang LaSalle Inc.	17,682	5,759
*	CoStar Group Inc.	72,632	4,997
	Sun Communities Inc.	33,726	4,345
	UDR Inc.	25,562	931
			185,542
Technology (61.8%)
	NVIDIA Corp.	30,781,881	5,448,393
	Apple Inc.	19,240,353	5,365,172
	Microsoft Corp.	9,769,903	4,806,890
	Broadcom Inc.	6,191,281	2,494,839
	Alphabet Inc. Class A	5,034,587	1,611,974
	Meta Platforms Inc. Class A	2,243,719	1,453,818
	Alphabet Inc. Class C	4,099,220	1,312,242
*	Palantir Technologies Inc. Class A	3,068,221	516,842
	Oracle Corp.	2,325,859	469,707
*	Advanced Micro Devices Inc.	1,323,177	287,831
	Lam Research Corp.	1,795,919	280,163
	Intuit Inc.	383,483	243,159
	Amphenol Corp. Class A	1,693,521	238,617
*	ServiceNow Inc.	290,286	235,831
	KLA Corp.	186,972	219,780
*	AppLovin Corp. Class A	334,879	200,753
*	Adobe Inc.	597,728	191,351
*	Palo Alto Networks Inc.	922,626	175,419
*	Crowdstrike Holdings Inc. Class A	343,244	174,766
*	Cadence Design Systems Inc.	383,191	119,494
*	Snowflake Inc.	438,979	110,289
*	DoorDash Inc. Class A	504,060	99,990
	Vertiv Holdings Co. Class A	534,386	96,045
*	Autodesk Inc.	299,463	90,839
	Texas Instruments Inc.	522,189	87,869
*	Cloudflare Inc. Class A	433,455	86,782
	Applied Materials Inc.	319,470	80,586
*	Synopsys Inc.	190,254	79,528
*	Fortinet Inc.	893,838	72,517
*	Datadog Inc. Class A	433,318	69,335

		Shares	Market Value ($000)
*	Workday Inc. Class A	302,285	65,179
	Monolithic Power Systems Inc.	64,971	60,304
	QUALCOMM Inc.	346,890	58,309
*	Reddit Inc. Class A	163,705	35,437
*	Zscaler Inc.	137,060	34,471
*	Atlassian Corp. Ltd. Class A	227,521	34,019
	Salesforce Inc.	146,764	33,835
*	Pure Storage Inc. Class A	374,062	33,277
*	Astera Labs Inc.	176,901	27,874
*	HubSpot Inc.	71,461	26,249
*	Guidewire Software Inc.	117,510	25,380
*	GoDaddy Inc. Class A	192,790	24,650
*	Gartner Inc.	105,098	24,461
*	Tyler Technologies Inc.	50,062	23,510
*	Toast Inc. Class A	634,544	21,695
	Jabil Inc.	96,908	20,419
*	Dynatrace Inc.	412,008	18,359
*	Manhattan Associates Inc.	84,315	14,877
*	Docusign Inc.	213,307	14,793
*	Samsara Inc. Class A	376,716	14,327
	NetApp Inc.	111,043	12,388
*	Procore Technologies Inc.	160,796	11,909
*	Lattice Semiconductor Corp.	162,238	11,391
*	Super Micro Computer Inc. (XNGS)	330,687	11,194
*	Pinterest Inc. Class A	411,576	10,750
	Bentley Systems Inc. Class B	220,801	9,265
*	Elastic NV	127,517	8,994
*	Confluent Inc. Class A	388,885	8,653
	Dell Technologies Inc. Class C	58,056	7,742
*	Gitlab Inc. Class A	186,602	7,662
	Marvell Technology Inc.	84,822	7,583
*	Okta Inc.	90,967	7,307
*	Appfolio Inc. Class A	30,795	7,030
*	Rubrik Inc. Class A	97,645	6,769
	Paycom Software Inc.	39,614	6,385
*	SentinelOne Inc. Class A	294,926	4,781
*	Twilio Inc. Class A	33,790	4,382
*	Nutanix Inc. Class A	88,075	4,210
*	MACOM Technology Solutions Holdings Inc.	22,372	3,915
*	Strategy Inc.	20,487	3,630
*	MongoDB Inc.	10,743	3,571
*	PTC Inc.	19,190	3,367
*	RingCentral Inc. Class A	112,732	3,184
	Entegris Inc.	34,008	2,623
	Pegasystems Inc.	40,672	2,228
	Gen Digital Inc. (XNGS)	84,052	2,216
*	Onto Innovation Inc.	15,187	2,174
*	Dropbox Inc. Class A	69,253	2,069
	CDW Corp.	13,411	1,934
*	Trump Media & Technology Group Corp.	122,042	1,408
*	Dayforce Inc.	19,694	1,361
*	Unity Software Inc.	26,092	1,109
*	DoubleVerify Holdings Inc.	91,721	967
*	Teradata Corp.	30,415	871
	KBR Inc.	13,642	562
*	Kyndryl Holdings Inc.	20,809	537
*	NIQ Global Intelligence plc	33,155	521
*	nCino Inc.	20,769	513
*	Globant SA	5,644	359
			27,519,760
Telecommunications (0.6%)
*	Arista Networks Inc.	1,448,926	189,346
	Motorola Solutions Inc.	98,713	36,492
*	AST SpaceMobile Inc.	249,706	14,033
	Ubiquiti Inc.	5,871	3,423
*	Lumentum Holdings Inc.	7,592	2,469
*	Roku Inc.	23,766	2,300
*	Liberty Broadband Corp. Class C	32,890	1,523
*	Liberty Broadband Corp. Class A	4,784	222

		Shares	Market Value ($000)
*	GCI Liberty Inc. Class C	6,426	214
	Iridium Communications Inc.	10,497	172
*	GCI Liberty Inc. Class A	891	30
			250,224
Utilities (0.5%)
	Waste Management Inc.	519,673	113,221
	Vistra Corp.	475,281	85,009
	NRG Energy Inc.	267,014	45,256
			243,486
Total Common Stocks (Cost $26,745,228)			44,508,629
Rights (0.0%)
*	GCI Liberty Inc. Exp. 12/17/2025 (Cost $—)	2,808	17
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.024% (Cost $40,120)	401,214	40,121
Total Investments (100.0%) (Cost $26,785,348)			44,548,767
Other Assets and Liabilities—Net (0.0%)			9,948
Net Assets (100%)			44,558,715
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,902.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $9,979 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2025	36	18,347	710
E-mini S&P 500 Index	December 2025	8	2,744	100
				810

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/31/2026	BANA	25,090	(3.870)	—	(20)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	44,508,629	—	—	44,508,629
Rights	17	—	—	17
Temporary Cash Investments	40,121	—	—	40,121
Total	44,548,767	—	—	44,548,767
Derivative Financial Instruments
Assets
Futures Contracts[1]	810	—	—	810
Liabilities
Swap Contracts	—	(20)	—	(20)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.